Contingencies and Commitments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 762.5
Securities | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities	1,100.0
Financial assets at fair value | Cash and cash equivalents. | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities	278.8
Financial assets at fair value | Securities | Lloyd's participants
Disclosure of contingent liabilities [line items]
Financial assets pledged as liabilities	$ 1,624.1